Trade and Notes Receivables - Schedule of Credit Risk Exposure on Group's Trade Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	¥ 1,793	¥ 1,525
Cost [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	¥ 1,793	¥ 1,525
IFRS 9 [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	4.24%	6.10%
Expected credit losses (RMB million)	¥ 76	¥ 93
IFRS 9 [member] | Within 90 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	2.94%	0.78%
Expected credit losses (RMB million)	¥ 1	¥ 1
IFRS 9 [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	0.12%	0.57%
Expected credit losses (RMB million)	¥ 2	¥ 7
IFRS 9 [member] | 181 to 365 Days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	2.50%	1.59%
Expected credit losses (RMB million)	¥ 1	¥ 1
IFRS 9 [member] | Over 365 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	70.59%	83.17%
Expected credit losses (RMB million)	¥ 72	¥ 84
IFRS 9 [member] | Cost [member] | Within 90 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	34	129
IFRS 9 [member] | Cost [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	1,617	1,232
IFRS 9 [member] | Cost [member] | 181 to 365 Days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	40	63
IFRS 9 [member] | Cost [member] | Over 365 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	¥ 102	¥ 101